Leases - Maturities Of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Maturity of lease liabilities
July 1, 2021 to December 31, 2021	$ 2,713
2022	2,766
2023	8,108
2024	6,000
2025	5,923
Thereafter	43,904
Total Lease Payments	69,414
Imputed interest	(11,410)
Total Lease Liabilities	$ 58,004	$ 0